Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums ceded	$ 11,788	$ 12,362	$ 12,782
Contract charges, reinsurance ceded	8,019	9,049	10,971
Contract benefits ceded	12,024	23,918	14,898
Interest credited ceded	$ 4,770	$ 4,545	$ 5,158